Consolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Sales:
Product sales	$ 41,289	$ 38,641	$ 37,332
Service sales	16,901	15,685	15,093
Total net sales	58,190	54,326	52,425
Costs and Expenses:
Cost of products sold	31,026	28,956	28,905
Cost of services sold	11,127	10,458	9,956
Research and development	2,058	1,746	1,558
Selling, general and administrative	6,464	6,024	6,036
Total costs and expenses	50,675	47,184	46,455
Other income, net	584	44	407
Operating profit	8,099	7,186	6,377
Interest expense, net	494	648	617
Income before income taxes	7,605	6,538	5,760
Income tax expense	2,231	1,827	1,581
Net income	5,374	4,711	4,179
Non-controlling interest in subsidiaries' earnings	395	338	350
Net income attributable to common shareowners	$ 4,979	$ 4,373	$ 3,829
Earnings Per Share of Common Stock:
Basic	$ 5.58	$ 4.82	$ 4.17
Diluted	$ 5.49	$ 4.74	$ 4.12
Dividends Per Share of Common Stock	$ 1.865	$ 1.700	$ 1.540
Weighted average number of shares outstanding:
Basic shares	892.3	907.9	917.4
Diluted shares	906.8	922.7	928.8